Taxes on Income - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carry forward	$ 26,998	$ 25,606
Temporary differences mainly relating to Research and Development	1,062	1,056
Deferred tax asset before valuation allowance	28,060	26,662
Valuation allowance	(28,060)	(26,662)
Deferred tax asset, net